Schedule of Investments
March 31, 2023 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.12%

Cable & Other Pay Television Services - 2.17%
Charter Communications, Inc. Class A (2)	775	277,148

Crude Petroleum & Natural Gas - 6.52%
EOG Resources, Inc.	3,357	384,813
Occidental Petroleum Corp.	7,103	443,440

		828,253

Electronic Computers - 12.58%
Apple, Inc.	9,697	1,599,035

Fire, Marine & Casualty Insurance - 2.54%
Chubb Ltd. (Switzerland)	1,663	322,921

Hospital & Medical Service Plans - 4.35%
Unitedhealth Group, Inc.	1,170	552,930

Measuring & Controlling Devices - 4.22%
Thermo Fisher Scientific, Inc.	930	536,024

Pharmaceutical Preparations - 12.97%
AbbVie Inc.	2,460	392,050
Bristol-Myers Squibb Co.	4,802	332,827
Eli Lilly & Co.	1,394	478,727
Regeneron Pharmaceuticals, Inc. (2)	541	444,523

		1,648,127

Radio & TV Broadcasting & Communications Equipment - 3.43%
Qualcomm, Inc.	3,413	435,431

Retail-Building Materials, Hardware, Garden Supply - 3.42%
The Sherwin-Williams Co.	1,935	434,930

Retail-Catalog & Mail-Order Houses - 4.41%
Amazon.com, Inc. (2)	5,420	559,832

Retail-Drug Stores & Proprietary Stores - 2.93%
CVS Health Corp.	5,009	372,219

Retail-Variety Stores - 2.67%
Dollar Tree, Inc. (2)	2,360	338,778

Semiconductors & Related Devices - 7.62%
Enphase Energy, Inc. (2)	1,794	377,242
On Semiconductor Corp. (2)	7,181	591,140

		968,382

Services-Business Services - 6.40%
Akamai Technologies, Inc. (2)	3,613	282,898
Fidelity National Information Services, Inc.	3,004	163,207
MasterCard, Inc. Class A	1,010	367,044

		813,149

Services-Computer Programming, Data Processing, Etc. - 5.85%
Alphabet, Inc. Class A (2)	3,580	371,353
Alphabet, Inc. Class C (2)	3,580	372,320

		743,673

Services-Equipment Rental & Leasing - 4.81%
United Rentals, Inc.	1,543	610,658

Services-Prepackaged Software- 5.35%
Microsoft Corp.	2,356	679,235

Trucking (No Local) - 3.09%
Landstar System, Inc.	2,188	392,221

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.79%
LKQ Corp.	6,255	355,034

Total Common Stock	(Cost $ 5,019,826)	12,467,980

Money Market Registered Investment Companies - 2.00%

First American Government Obligation Fund Class Z 4.6091% (3)	254,649	254,649

Total Money Market Registered Investment Companies	(Cost $ 254,649)	254,649

Total Investments - 100.13%	(Cost $ 5,274,475)	12,722,629

Liabilities in Excess of Other Assets - -.13%		(16,265)

Total Net Assets - 100.00%		12,706,364

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$12,722,629	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$12,722,629	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.